FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. 55 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940 [X]

Amendment No. 49

(Check appropriate box or boxes.)

BRUCE FUND, INC.

(Exact name of Registrant as Specified in Charter)

20 North Wacker Drive

Suite 2414

Chicago, Illinois 60606

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 236-9160

Robert B. Bruce

20 North Wacker Drive

Suite 2414

Chicago, Illinois 60606

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

X immediately upon filing pursuant to paragraph (b) of Rule 485

___ on (date) pursuant to paragraph (b) of Rule 485

___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

___ on (date) pursuant to paragraph (a)(l) of Rule 485

___ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

___ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

___	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this to its registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois on the 6 th day of November, 2020.

Bruce Fund, Inc,

By: /s/ Robert B. Bruce

Robert B. Bruce, President

Pursuant to the reqirements of the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the date indicated.

/s/ Robert B. Bruce	Date: November 6, 2020
Robert B. Bruce
President, Treasurer, and Director

/s/ R. Jeffrey Bruce	Date: November 6, 2020
R. Jeffrey Bruce
Vice President, Secretary, and Chief Accounting Officer

/s/ Ward M. Johnson	Date: November 6, 2020
Ward M. Johnson
Director

/s/ Robert DeBartolo	Date: November 6, 2020
Robert DeBartolo
Director

INDEX TO EXHIBITS

Exhibit Number Description

EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase